To: Securities and Exchange Commission
      Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending December 31, 2001:

MFS Charter Income Trust

Date
Identification
Shares
Repurchase



of Security
Repurchased
Price
NAV
Broker
12/10/01
Shares of beneficial interest
2,100
8.2
9.08
 Merrill Lynch
12/12/01
Shares of beneficial interest
16,000
8.1964
9.08
 Merrill Lynch
12/12/01
Shares of beneficial interest
30,000
8.1964
9.08
 Merrill Lynch
12/13/01
Shares of beneficial interest
16,000
8.187
9.05
 Merrill Lynch
12/13/01
Shares of beneficial interest
20,000
8.187
9.05
 Merrill Lynch
12/17/01
Shares of beneficial interest
21,000
8.0799
9.00
 Merrill Lynch
12/17/01
Shares of beneficial interest
20,000
8.0799
9.00
 Merrill Lynch
12/18/01
Shares of beneficial interest
21,000
8.08
9.03
 Merrill Lynch
12/18/01
Shares of beneficial interest
60,000
8.08
9.03
 Merrill Lynch
12/19/01
Shares of beneficial interest
21,000
8.1592
9.06
 Merrill Lynch
12/19/01
Shares of beneficial interest
50,000
8.1592
9.06
 Merrill Lynch
12/20/01
Shares of beneficial interest
10,400
8.1804
9.06
 Merrill Lynch
12/21/01
Shares of beneficial interest
21,000
8.1871
9.05
 Merrill Lynch
12/21/01
Shares of beneficial interest
10,000
8.1871
9.05
 Merrill Lynch
12/28/01
Shares of beneficial interest
25,000
8.2581
9.04
 Merrill Lynch
12/28/01
Shares of beneficial interest
50,000
8.2581
9.04
 Merrill Lynch



Total Shares Repurchased: 393,500
Remarks:  (none)



Robert Flaherty
Assistant Treasurer